Issued Capital - Summary of Common Shares Issued and Outstanding (Detail)		12 Months Ended
		Dec. 31, 2023 $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2022 $ / shares shares
Disclosure of classes of share capital [abstract]
Balance, shares at beginning of period		452,318,526	452,318,526	450,863,952	450,863,952
Share purchase options exercised | $ / shares	[1]	$ 32.82		$ 28.76
Restricted share units released | $ / shares	[1]	$ 0		$ 0
Dividend reinvestment plan | $ / shares	[2]		$ 46.73		$ 38.75
Share purchase options exercised		488,922	488,922	493,129	493,129
Restricted share units released		119,827	119,827	87,838	87,838
Dividend reinvestment plan		141,979	141,979	873,607	873,607
Balance, shares at end of period		453,069,254	453,069,254	452,318,526	452,318,526

[1]	The weighted average price of share purchase options exercised and restricted share units released represents the respective exercise price.
[2]	The Company has implemented a dividend reinvestment plan (“DRIP”) whereby shareholders can elect to have dividends reinvested directly into additional Wheaton common shares. The weighted average price for common shares issued under the DRIP represents the volume weighted average price of the common shares on the five trading days preceding the dividend payment date, less a discount of 1% where applicable.